Cover	Jan. 20, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Jan. 20, 2021
Entity File Number	001-39899
Entity Registrant Name	Edify Acquisition Corp.
Entity Central Index Key	0001832765
Entity Tax Identification Number	85-3274503
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	888 7th Avenue
Entity Address, Address Line Two	Floor 29
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10106
City Area Code	212
Local Phone Number	603-2800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Common Stock and one-half of one Redeemable Warrant
Trading Symbol	EACPU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EAC
Security Exchange Name	NASDAQ
Redeemable Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	EACPW
Security Exchange Name	NASDAQ